UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2011
                                               ----------------

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):     [   ] is a restatement.
                                       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Contrarius Investment Management Limited
          ------------------------------------------
Address:  Sir Walter Raleigh House
          ------------------------------------------
          48-50 Esplanade, St. Helier
          ------------------------------------------
          Jersey JE1 4HH, Channel Islands
          ------------------------------------------

Form 13F File Number:   28-13714
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Ibbotson
          ------------------
Title:    Director
          ------------------
Phone:    +44 1534 823 000
          ------------------

Signature, Place, and Date of Signing:

  /s/ David Ibbotson    St. Helier, Jersey, Channel Islands      06 May, 2011
--------------------    -----------------------------------      ------------
     [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0
                                                 ------

Form 13F Information Table Entry Total:           25
                                                 ------

Form 13F Information Table Value Total:          $413,815
                                            ------------------
                                               (thousands)

List of Other Included Managers:    None

                           FORM 13F INFORMATION TABLE



                                                                                                               VOTING AUTHORITY
NAME OF                         TITLE OF             VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER
ISSUER                          CLASS     CUSIP      (x$1000)  PRN AMT    PRN  CALL  DISCRETION   MANAGER  SOLE       SHARED  NONE
--------------------------      --------  ---------  -------   ---------  ---  ----  ----------   -------  ---------  ------  ----
Gannett Co. Inc.                Com       364730101   55,795   3,663,522  SH         Sole         None     3,663,522
Warner Music Group Corp.        Com       934550104   55,702   8,227,832  SH         Sole         None     8,227,832
Safeway Inc                     Com       786514208   43,995   1,868,931  SH         Sole         None     1,868,931
Chesapeake Energy               Com       165167107   40,668   1,213,244  SH         Sole         None     1,213,244
AngloGold Ashanti Ltd.          ADR        35128206   32,637     680,644  SH         Sole         None       680,644
Symantec Corp                   Com       871503108   32,082   1,730,445  SH         Sole         None     1,730,445
Microsoft Corp                  Com       594918104   25,931   1,021,292  SH         Sole         None     1,021,292
Winn-Dixie Stores               Com       974280307   24,466   3,426,576  SH         Sole         None     3,426,576
McClatchy Co.                   Com       579489105   22,078   6,493,431  SH         Sole         None     6,493,431
Expedia Inc                     Com       30212P105   20,875     921,214  SH         Sole         None       921,214
New York Times Co               Com       650111107   14,120   1,491,065  SH         Sole         None     1,491,065
Entercom Communications Corp    Com       293639100   13,481   1,223,293  SH         Sole         None     1,223,293
Intel Corp Com                  Com       458140100    7,238     358,663  SH         Sole         None       358,663
Gilead Sciences Inc.            Com       375558103    5,362     126,256  SH         Sole         None       126,256
SuperValu Inc.                  Com       868536103    4,209     471,358  SH         Sole         None       471,358
Orbitz Worldwide Inc            Com       68557K109    4,141   1,159,875  SH         Sole         None     1,159,875
Synaptics Inc                   Com       87157D109    4,032     149,232  SH         Sole         None       149,232
Kinross Gold                    Com       496902404    2,894     183,732  SH         Sole         None       183,732
CSG Systems International Inc.  Com       126349109    2,265     113,569  SH         Sole         None       113,569
Websense Inc.                   Com       947684106      434      18,887  SH         Sole         None        18,887
Aeropostale                     Com         7865108      378      15,547  SH         Sole         None        15,547
CBS Corp.                       Com       124857202      371      14,810  SH         Sole         None        14,810
Pozen Inc                       Com       73941U102      317      59,032  SH         Sole         None        59,032
Tesoro Corp                     Com       881609101      173       6,462  SH         Sole         None         6,462
Valero Energy Corp.             Com       91913Y100      172       5,760  SH         Sole         None         5,760